Cumulative Credit Impairments on Fixed-maturity Securities (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Other Than Temporary Impairment Losses Recognized [Line Items]
Beginning Balance		$ 36,948	$ 45,722
Additions for credit impairments recognized on:
Securities not previously impaired	[1]	536	0
Securities previously impaired	[1]	1,086	4,391
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	[1]	57,353	2,054
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period		(36,558)	(15,219)
Ending Balance		$ 59,365	$ 36,948

[1]	There were $58,975 and $6,445 of additions included in the net OTTI losses recognized in Realized investment gains, net in the Consolidated Statements of Operations for the years ended December 31, 2015 and 2014, respectively.